UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     La Crosse Advisers, L.L.C.
Address:  311 Main Street
          La Crosse, Wisconsin  54602

Form 13F File No:   N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Steven J. Hulme
Title:         President
Phone:         (608) 782-1148
Signature, Place, and Date of Signing:



/s/ Steven J. Hulme          La Crosse, Wisconsin       4/26/99
-------------------          --------------------       --------
   (Signature)                   (City/State)            (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             48

Form 13F Information Table Value Total:   $127,901,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

              FORM 13F INFORMATION TABLE

                            Title    CUSIP    (X$1000)  Shares/  SH/  Put/   Investmt   Other     Sole   Share  None
Name of Issuer               of                Value    PRN AMT  PRN  Call   Dscretn   Managers
                            Class

AT&T Corp.                   COM    001957109  $1,676    21,000   SH           Sole               21,000
Allied Signal Inc.           COM    019512102  $4,476    91,000   SH           Sole               91,000
Allstate Corp.               COM    020002101  $3,743   101,000   SH           Sole              101,000
American Greetings Corp.     COM    026375105  $1,523    60,000   SH           Sole               60,000
Autozone Inc.                COM    053332102  $1,192    39,250   SH           Sole               39,250
Bank One Corp.               COM    06423A103  $3,854    70,000   SH           Sole               70,000
BankBoston Corp.             COM    06605R106  $4,288    99,000   SH           Sole               99,000
Burlington Northern Santa    COM    12189T104  $3,781    115,00   SH           Sole              115,000
CSX Corp.                    COM    126408103  $2,375    61,000   SH           Sole               61,000
Case Corp.                   COM    14743R103    $958    37,750   SH           Sole               37,750
Caterpillar Inc.             COM    149123101  $3,583    78,000   SH           Sole               78,000
Chase Manhattan Corp.        COM    16161A108  $4,781    58,750   SH           Sole               58,750
Cisco Systems Inc.           COM    17275R102  $1,191    10,875   SH           Sole               10,875
Compaq Computer Corp.        COM    204493100  $3,335   105,250   SH           Sole              105,250
Conseco Inc.                 COM    208464107  $3,612   117,000   SH           Sole              117,000
Dana Corp.                   COM    235811106  $1,254    33,000   SH           Sole               33,000
Deere & Co.                  COM    244199105  $2,858    74,000   SH           Sole               74,000
Delta Airlines Inc.          COM    247361108  $3,197    46,000   SH           Sole               46,000
Diamond Offshore Drilling    COM    25271C102  $3,163    100,00   SH           Sole              100,000
Inc.
Dura Pharmaceuticals Inc.    COM    266325109    $950    67,250   SH           Sole               67,250
Eastman Kodak Co.            COM    277461109  $1,789    28,000   SH           Sole               28,000
Federated Department         COM    31410H101  $1,725    43,000   SH           Sole               43,000
Stores Inc.
First Data Corp.             COM    319963104  $5,130   120,000   SH           Sole              120,000
First Union Corp.            COM    337358105  $3,313    62,000   SH           Sole               62,000
Ford Motor Co.               COM    345370100  $1,162    20,500   SH           Sole               20,500
Gateway 2000 Inc.            COM    367833100  $2,948    43,000   SH           Sole               43,000
Goodyear Tire & Rubber Co.   COM    382550101  $2,391    48,000   SH           Sole               48,000
Healthsouth Corp.            COM    421924101  $1,743   168,000   SH           Sole              168,000
Intel Corp.                  COM    458140100  $3,923    33,000   SH           Sole               33,000
Johnson Controls Inc.        COM    478366107  $1,201    19,250   SH           Sole               19,250
Kimberly Clark Corp.         COM    494368103  $3,505    73,125   SH           Sole               73,125
Morgan Stanley Dean          COM    61744644B  $5,372    53,750   SH           Sole               53,750
Witter Discover
Newell Co.                   COM    651192106  $2,910    62,000   SH           Sole               62,000
Nucor Corp.                  COM    670346105  $1,002    22,750   SH           Sole               22,750
Peco Energy Co.              COM    693304107  $1,457    31,500   SH           Sole               31,500
Parker Hannifin Corp.        COM    701094107  $1,302    38,000   SH           Sole               38,000
Republic Industries Inc.     COM    760516104  $2,116   171,000   SH           Sole              171,000
Sears Roebuck & Co.          COM    812387108  $3,976    88,000   SH           Sole               88,000
Sun Microsystems Inc.        COM    866810104  $2,376    19,000   SH           Sole               19,000
Tenet Healthcare Corp.       COM    88033G100  $1,060    56,000   SH           Sole               56,000
Tenneco Inc.                 COM    88037E101  $1,062    38,000   SH           Sole               38,000
Transocean Offshore Inc.     COM    893817106  $2,651    92,000   SH           Sole               92,000
Travelers Property           COM    893939108  $2,967    83,000   SH           Sole               83,000
Casualty Corp. A
UAL Corp.                    COM    902549500  $1,635    21,000   SH           Sole               21,000
United Healthcare Corp.      COM    910581107  $3,013    57,250   SH           Sole               57,250
United Technologies Corp.    COM    913017109  $4,842    35,750   SH           Sole               35,750
Washington Mutual Inc.       COM    939322103  $3,801    93,000   SH           Sole               93,000
Hilfiger (Tommy) Corp.       COM    G8915Z102  $1,739    25,250   SH           Sole               25,250
GRAND TOTAL                                  $127,901
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